UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

July 31, 2009

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.01%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	848,380	$653,771
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.625% 11/25/32		32,000	31,512
Total Agency Asset-Backed Securities (cost $850,258)			685,283

Agency Collateralized Mortgage Obligations – 2.09%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		2,143	2,344
Series 1996-46 ZA 7.50% 11/25/26		383,656	416,638
Series 2001-50 BA 7.00% 10/25/41		205,453	224,586
Series 2002-83 GH 5.00% 12/25/17		460,000	482,382
Series 2002-90 A2 6.50% 11/25/42		428,629	463,337
• Series 2002-W1 2A 7.50% 2/25/42		29,986	32,862
Series 2003-106 WE 4.50% 11/25/22		11,400,000	11,611,239
Series 2003-122 AJ 4.50% 2/25/28		627,817	643,048
Series 2003-38 MP 5.50% 5/25/23		8,616,654	8,927,784
Series 2005-110 MB 5.50% 9/25/35		4,502,837	4,664,902
• Series 2006-M2 A2F 5.259% 5/25/20		705,000	743,246
• Series G-9 FA 1.213% 4/25/21		2,146	2,144
Fannie Mae Grantor Trust
• Series 1999-T2 A1 7.50% 1/19/39		31,893	35,411
Series 2001-T8 A2 9.50% 7/25/41		115,091	125,062
Series 2002-T4 A3 7.50% 12/25/41		331,979	369,638
Series 2002-T19 A1 6.50% 7/25/42		212,468	227,739
Series 2004-T1 1A2 6.50% 1/25/44		154,855	167,394
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		18,101	20,854
Fannie Mae Whole Loan
Series 2002-W6 2A 7.50% 6/25/42		59,675	66,265
Series 2003-W1 2A 7.50% 12/25/42		27,731	30,877
Series 2003-W10 1A4 4.505% 6/25/43		50,000	50,406
Series 2003-W15 2A7 5.55% 8/25/43		28,733	30,120
Series 2004-W9 2A1 6.50% 2/25/44		539,787	583,496
Series 2004-W11 1A2 6.50% 5/25/44		711,812	769,450
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		579,223	604,647
Series 2326 ZQ 6.50% 6/15/31		1,544,898	1,660,599
Series 2541 JB 5.00% 2/15/16		138,219	140,221
Series 2549 TE 5.00% 9/15/17		2,390	2,416
Series 2557 WE 5.00% 1/15/18		4,166,000	4,369,867
Series 2598 QD 5.50% 4/15/32		2,450,000	2,547,853
Series 2621 QH 5.00% 5/15/33		35,000	35,836
Series 2622 PE 4.50% 5/15/18		8,300,000	8,590,528
Series 2624 QH 5.00% 6/15/33		40,000	40,648
Series 2662 MA 4.50% 10/15/31		1,132,366	1,157,478
Series 2687 PG 5.50% 3/15/32		2,750,000	2,855,980
Series 2694 QG 4.50% 1/15/29		2,695,000	2,788,418
Series 2717 MH 4.50% 12/15/18		125,000	129,165
Series 2762 LG 5.00% 9/15/32		9,050,000	9,275,153
Series 2809 DB 4.50% 7/15/17		2,018,000	2,086,399
Series 2809 DC 4.50% 6/15/19		3,135,709	3,227,339
Series 2872 GC 5.00% 11/15/29		2,415,000	2,513,322
Series 2890 PC 5.00% 7/15/30		2,175,000	2,264,884
Series 3022 MB 5.00% 12/15/28		1,745,000	1,817,057
Series 3123 HT 5.00% 3/15/26		50,000	51,556
Series 3128 BC 5.00% 10/15/27		8,050,000	8,386,274
Series 3131 MC 5.50% 4/15/33		2,075,000	2,186,949
Series 3150 EQ 5.00% 5/15/26		45,000	46,326
Series 3171 MG 6.00% 8/15/34		4,000,000	4,229,382
Series 3173 PE 6.00% 4/15/35		1,020,000	1,087,605
Series 3337 PB 5.50% 7/15/30		2,690,000	2,795,261
Series 3416 GK 4.00% 7/15/22		736,483	753,900
•Freddie Mac Strip Series 19 F 2.97% 6/1/28		14,801	14,275
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		159,070	176,617
Series T-54 2A 6.50% 2/25/43		43,745	45,905
Series T-58 2A 6.50% 9/25/43		1,048,475	1,131,730
• Series T-60 1A4C 5.395% 3/25/44		24,123	24,425
GNMA
Series 2002-28 B 5.779% 7/16/24		25,217	25,950
Series 2003-5 B 4.486% 10/16/25		40,273	41,666
• Series 2003-78 B 5.11% 10/16/27		60,000	63,162
•Vendee Mortgage Trust Series 2000-1 1A 6.809% 1/15/30		11,375	12,128
Total Agency Collateralized Mortgage Obligations (cost $94,717,475)			97,872,145

Agency Mortgage-Backed Securities – 6.67%
Fannie Mae
4.00% 9/1/13	7,382	7,561
5.50% 1/1/13	1,077,875	1,093,950
6.50% 8/1/17	392,400	416,869
7.00% 11/15/16	304,578	325,091
•Fannie Mae ARM
2.959% 6/1/34	3,974	4,077
3.597% 11/1/24	4,335	4,353
3.869% 6/1/34	269,889	271,763
4.089% 8/1/34	14,927	15,363
4.107% 7/1/33	171,962	175,603
4.618% 12/1/33	7,610	7,819
4.753% 11/1/32	948	979
4.802% 11/1/35	405,848	421,908
4.925% 7/1/32	849	860
5.041% 10/1/33	250,490	255,016
5.046% 8/1/35	1,109,838	1,155,008
5.089% 11/1/33	1,506,650	1,565,308
5.104% 5/1/36	1,432,755	1,487,102
5.117% 1/1/36	447,404	467,510
5.14% 11/1/35	2,473,104	2,584,547
5.154% 9/1/38	1,198,636	1,253,516
5.161% 3/1/38	80,333	84,088
5.395% 4/1/36	2,043,087	2,147,351
5.545% 6/1/37	51,148	53,734
5.707% 4/1/37	7,238,654	7,614,008
5.848% 4/1/36	1,202,239	1,259,390
5.916% 8/1/37	3,418,099	3,604,467
6.138% 6/1/36	646,433	679,101
6.15% 7/1/36	490,636	515,955
6.30% 4/1/36	6,201	6,520
6.323% 8/1/36	327,714	344,910
6.324% 7/1/36	18,584	19,503
Fannie Mae Balloon 7 yr
4.00% 6/1/10	51,421	51,808
4.50% 6/1/10	48,703	49,908
4.50% 12/1/10	2,542	2,605
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,708,437	1,701,117
Fannie Mae Relocation 30 yr
4.00% 3/1/35	20,060	19,721
5.00% 9/1/33	603,421	613,585
5.00% 11/1/33	719,775	731,899
5.00% 1/1/34	248,311	252,494
5.00% 8/1/34	385,694	392,191
5.00% 11/1/34	471,142	479,078
5.00% 4/1/35	1,306,979	1,328,995
5.00% 10/1/35	874,796	889,532
5.00% 1/1/36	1,832,623	1,863,493
Fannie Mae S.F. 15 yr
4.00% 5/1/19	10,955	11,261
4.50% 6/1/23	14,316,535	14,717,772
5.00% 9/1/20	15,384	16,112
5.00% 5/1/21	2,050,679	2,153,445
5.50% 4/1/23	484,190	507,751
5.50% 6/1/23	395,018	414,262
6.00% 9/1/21	12,893,465	13,696,863
6.00% 8/1/22	225,780	239,848
8.50% 2/1/10	1,610	1,632
Fannie Mae S.F. 20 yr 5.00% 8/1/28	7,784,183	8,036,987
Fannie Mae S.F. 30 yr
4.50% 3/1/39	5,264,110	5,302,313
5.00% 6/1/35	31,302	32,127
5.00% 7/1/35	45,999	47,213
5.00% 9/1/35	2,104,736	2,160,251
5.00% 12/1/36	21,145,926	21,703,670
5.00% 12/1/37	2,882,740	2,953,370
5.00% 1/1/38	5,291,992	5,421,651
5.00% 2/1/38	2,302,370	2,358,651
6.00% 10/1/33	4,131	4,364
6.00% 6/1/35	16,647	17,518
6.00% 6/1/38	566,699	594,657
6.50% 3/1/36	5,351,884	5,733,637
6.50% 9/1/36	676,628	724,893
6.50% 11/1/36	4,715,149	5,051,483
6.50% 2/1/37	2,137,034	2,289,470
6.50% 8/1/37	386,096	413,456
6.50% 9/1/37	8,786,514	9,409,143
6.50% 10/1/37	7,193,660	7,703,417
6.50% 11/1/37	7,111,885	7,615,847
7.00% 8/1/32	223,111	244,983
7.00% 9/1/32	143,560	157,633
7.00% 2/1/36	90,195	98,409
7.00% 12/1/37	134,443	146,497
7.50% 1/1/31	4,305	4,790
7.50% 3/1/32	46,853	51,841
7.50% 4/1/32	52,801	58,422
7.50% 6/1/34	50,237	55,466
7.50% 10/1/34	52,072	57,936

Fannie Mae S.F. 30 yr TBA 4.50% 8/1/39	45,725,000	45,996,514
Freddie Mac 7.00% 2/1/14	4,617	4,906
•Freddie Mac ARM
3.609% 4/1/33	3,841	3,879
3.888% 5/1/35	372,801	379,056
4.408% 12/1/33	536,430	546,446
4.938% 3/1/36	299,352	309,685
5.037% 12/1/33	131,927	135,662
5.678% 7/1/36	1,469,865	1,544,179
5.779% 8/1/37	52,199	54,315
5.816% 10/1/36	452,414	474,403
5.164% 4/1/34	54,153	55,369
6.118% 10/1/37	80,676	85,215
6.336% 2/1/37	3,869,500	4,089,186
Freddie Mac Balloon 7 yr 3.00% 8/1/10	263,477	264,789
Freddie Mac Relocation 15 yr 3.50% 10/1/18	244,536	237,629
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,056,955	2,090,318
6.50% 10/1/30	907	980
Freddie Mac S.F. 15 yr
4.00% 2/1/14	80,420	82,475
4.50% 5/1/20	4,878,633	5,072,808
5.00% 6/1/18	1,761,912	1,837,562
5.00% 4/1/20	2,406,766	2,524,369
5.50% 7/1/14	5,060	5,294
Freddie Mac S.F. 30 yr
4.00% 7/1/08	24,675,000	24,150,655
4.50% 10/1/35	4,239,617	4,269,492
* 5.00% 7/1/38	11,764,221	12,044,441
6.50% 10/1/32	5,024	5,406
6.50% 12/1/37	17,075,725	18,234,864
6.50% 8/1/38	3,720,107	3,972,637
7.00% 11/1/33	628,825	684,637
Freddie Mac S.F. 30 yr TBA 5.00% 8/1/39	20,440,000	20,899,899
GNMA I S.F. 30 yr
7.00% 5/15/28	283,170	310,879
* 7.00% 12/15/34	5,713,214	6,240,871
7.50% 10/15/30	3,866	4,322
7.50% 2/15/32	920	1,029
9.50% 9/15/17	5,929	6,607
10.00% 7/15/17	4,182	4,641
Total Agency Mortgage-Backed Securities (cost $304,393,542)		313,054,116

Commercial Mortgage-Backed Securities – 4.43%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	5,951,000	5,534,430
Series 2007-1A D 5.957% 4/15/37	1,190,000	1,071,000
Bank of America Commercial Mortgage Securities
• Series 2004-3 A5 5.578% 6/10/39	5,295,000	5,199,569
Series 2004-4 A4 4.502% 7/10/42	500,000	484,224
Series 2004-5 A3 4.561% 11/10/41	20,000	18,355
• Series 2005-1 A5 5.237% 11/10/42	2,800,000	2,730,443
Series 2005-2 A3 4.611% 7/10/43	148,427	149,720
• Series 2005-6 A4 5.351% 9/10/47	4,980,000	4,852,905
• Series 2005-6 AM 5.351% 9/10/47	3,108,000	2,094,776
Series 2006-4 A4 5.634% 7/10/46	6,730,000	6,317,050
• Series 2007-3 A4 5.837% 6/10/49	3,100,000	2,349,712
• Series 2007-4 AM 6.002% 2/10/51	4,140,000	2,512,510
Bear Stearns Commercial Mortgage Securities
• Series 2005-PW10 A4 5.405% 12/11/40	4,250,000	4,205,808
• Series 2005-T20 A4A 5.298% 10/12/42	4,000,000	3,840,778
• Series 2006-PW12 A4 5.903% 9/11/38	7,235,000	6,873,298
Series 2006-PW14 A4 5.201% 12/11/38	8,145,000	7,506,704
Series 2007-PW15 A4 5.331% 2/11/44	7,730,000	6,613,391
• Series 2007-PW16 A4 5.909% 6/11/40	8,100,000	7,564,093
• Series 2007-T28 A4 5.742% 9/11/42	3,755,000	3,350,015
wCommercial Mortgage Pass Through Certificates
•# Series 2001-J1A A2 144A 6.457% 2/16/34	2,102,980	2,170,113
• Series 2005-C6 A5A 5.116% 6/10/44	9,905,000	9,473,275
Series 2006-C7 A2 5.69% 6/10/46	1,075,000	1,084,818
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	1,491,000	1,353,537
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.551% 2/15/39	640,000	638,451
#Crown Castle Towers 144A
• Series 2005-1A AFL 0.668% 6/15/35	1,510,000	1,464,700
Series 2005-1A C 5.074% 6/15/35	700,000	693,000
Series 2006-1A B 5.362% 11/15/36	3,610,000	3,537,800
DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	1,210,000	1,209,058

First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	30,000	28,611
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	4,170,000	4,352,998
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	74,431	74,344
• Series 2004-GG2 A5 5.279% 8/10/38	500,000	480,170
Series 2005-GG4 A4 4.761% 7/10/39	3,020,225	2,618,556
•@# Series 2006-RR3 A1S 144A 5.66% 7/18/56	160,000	30,400
Greenwich Capital Commercial Funding
Series 2004-GG1 A3 4.344% 6/1/36	400,229	399,858
• Series 2004-GG1 A7 5.317% 6/10/36	8,385,000	8,398,377
• Series 2005-GG5 A5 5.224% 4/10/37	9,745,000	9,170,217
•GS Mortgage Securities Series 2004-GG2 A6 5.396% 8/10/38	6,425,000	5,954,602
GS Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	5,870,000	5,595,354
• Series 2006-GG6 A4 5.553% 4/10/38	6,145,000	5,318,048
• Series 2007-GG10 A4 5.999% 8/10/45	7,775,000	6,118,041
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	3,055,000	3,122,028
Series 2002-C2 A2 5.05% 12/12/34	3,226,000	3,263,824
Series 2003-C1 A2 4.985% 1/12/37	1,690,000	1,728,987
• Series 2005-LDP3 A4A 4.936% 8/15/42	3,680,000	3,439,235
• Series 2005-LDP5 A4 5.179% 12/15/44	15,270,000	14,873,670
Series 2006-LDP9 A2 5.134% 5/15/47	5,952,000	5,671,400
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	2,957	2,981
Series 2002-C1 A4 6.462% 3/15/31	1,320,000	1,398,749
Series 2003-C8 A2 4.207% 11/15/27	43,292	43,586
Merrill Lynch Mortgage Trust
# Series 2002-MW1 J 144A 5.695% 7/12/34	30,000	9,161
Series 2005-CIP1 A2 4.96% 7/12/38	400,000	404,227
• Series 2005-CKI1 A6 5.405% 11/12/37	1,660,000	1,628,124
• Series 2006-C1 ASB 5.84% 5/12/39	605,000	596,611
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	443,790	442,389
•Morgan Stanley Capital I
# Series 1999-FNV1 G 144A 6.12% 3/15/31	505,000	479,750
Series 2004-T15 A4 5.27% 6/13/41	1,255,000	1,211,310
Series 2006-HQ9 A4 5.731% 7/12/44	8,340,000	7,812,730
Series 2007-IQ14 A4 5.692% 4/15/49	1,595,000	1,200,815
Series 2007-T27 A4 5.803% 6/11/42	15,553,500	13,480,185
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.364% 2/15/33	185,000	137,284
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	400,000	366,000
Wachovia Bank Commercial Mortgage Trust
• Series 2005-C20 A5 5.087% 7/15/42	95,000	90,636
Series 2006-C28 A2 5.50% 10/15/48	2,940,000	2,944,164
Total Commercial Mortgage-Backed Securities (cost $200,493,500)		207,780,955

Convertible Bonds – 0.94%
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	4,440,000	2,708,400
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	8,163,000	8,244,629
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	2,162,000	1,524,210
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	3,080,000	2,798,950
Level 3 Communications 5.25% exercise price $3.984, expiration date 12/15/11	2,320,000	1,899,268
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	169,000	163,719
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	695,000	0
National City 4.00% exercise price $482.50, expiration date 2/1/11	7,842,000	7,822,395
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	3,360,000	2,818,200
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	6,059,000	5,135,003
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	5,291,000	4,999,418
1.625% exercise price $168.61, expiration date 12/15/37	3,540,000	3,442,650
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	2,737,000	2,391,454
Total Convertible Bonds (cost $41,271,161)		43,948,296

Corporate Bonds – 58.80%
Banking – 6.32%
AgriBank 9.125% 7/15/19	10,963,000	11,103,776
•BAC Capital Trust XIV 5.63% 12/31/49	4,993,000	2,947,423
Bank of America
4.90% 5/1/13	265,000	266,680
* 5.125% 11/15/14	1,890,000	1,821,092
5.30% 3/15/17	15,222,000	13,884,230
5.65% 5/1/18	195,000	186,308
6.00% 10/15/36	4,030,000	3,475,113
6.10% 6/15/17	13,133,000	12,515,854
Bank of New York Mellon 4.95% 3/15/15	831,000	864,526
Barclays Bank
5.20% 7/10/14	8,200,000	8,513,297
6.75% 5/22/19	10,981,000	11,943,430
#Barclays Bank 144A 6.05% 12/4/17	18,711,000	17,497,741
BB&T
4.90% 6/30/17	4,969,000	4,556,702
6.85% 4/30/19	5,149,000	5,516,757
BB&T Capital Trust I 5.85% 8/18/35	1,067,000	845,409

BB&T Capital Trust II 6.75% 6/7/36	16,670,000	13,706,924
Capital One Financial
6.15% 9/1/16	1,260,000	1,127,895
7.375% 5/23/14	6,523,000	7,078,786
@#CoBank ACB 144A 7.875% 4/16/18	1,985,000	1,908,772
Credit Suisse/New York 5.50% 5/1/14	16,851,000	17,940,619
JPMorgan Chase Capital XXV 6.80% 10/1/37	27,669,000	25,368,599
Mellon Bank 5.45% 4/1/16	3,145,000	3,165,710
PNC Bank 6.875% 4/1/18	12,954,000	14,004,259
PNC Funding
5.25% 11/15/15	970,000	956,306
5.625% 2/1/17	7,079,000	7,142,223
@Popular North America Capital Trust I 6.564% 9/15/34	9,275,000	3,438,920
*•#Rabobank Nederland 144A 11.00% 12/29/49	21,065,000	24,605,879
*#Russian Agricultural Bank 144A 9.00% 6/11/14	5,941,000	6,361,029
Silicon Valley Bank
5.70% 6/1/12	6,977,000	6,600,647
6.05% 6/1/17	2,385,000	1,857,765
U.S. Bank North America
4.80% 4/15/15	2,644,000	2,656,723
4.95% 10/30/14	805,000	848,864
•USB Capital IX 6.189% 10/29/49	23,572,000	16,859,967
VTB Capital 6.875% 4/15/49	1,220,000	1,152,900
#VTB Capital 144A 6.875% 5/29/18	7,940,000	7,354,425
*Wells Fargo 5.625% 12/11/17	2,560,000	2,602,714
•Wells Fargo Capital XIII 7.70% 12/29/49	33,096,000	28,815,329
Zions Bancorporation
5.50% 11/16/15	3,167,000	2,083,753
5.65% 5/15/14	2,390,000	1,569,016
* 6.00% 9/15/15	2,185,000	1,437,164
		296,583,526
Basic Industry – 4.46%
Arcelormittal
5.375% 6/1/13	420,000	428,988
6.125% 6/1/18	18,719,000	18,109,976
9.85% 6/1/19	7,576,000	8,781,554
California Steel Industries 6.125% 3/15/14	1,808,000	1,618,160
#Compass Minerals International 144A 8.00% 6/1/19	3,575,000	3,539,250
Domtar
7.125% 8/15/15	1,225,000	1,102,500
7.875% 10/15/11	4,000	4,040
Dow Chemical
8.55% 5/15/19	19,940,000	21,912,902
9.40% 5/15/39	375,000	451,781
*@#Evraz Group 144A 9.50% 4/24/18	7,011,000	5,959,350
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	34,000	35,996
8.375% 4/1/17	10,100,000	10,721,180
Georgia-Pacific
7.70% 6/15/15	811,000	806,945
8.875% 5/15/31	557,000	531,935
9.50% 12/1/11	522,000	550,710
#Georgia-Pacific 144A
7.00% 1/15/15	1,190,000	1,160,250
7.125% 1/15/17	1,428,000	1,399,440
8.25% 5/1/16	3,920,000	4,076,800
#GTL Trade Finance 144A 7.25% 10/20/17	7,186,000	7,446,493
Huntsman International
7.875% 11/15/14	5,718,000	4,888,890
8.375% 1/1/15	5,736,000	4,732,200
Innophos 9.625% 8/15/14	3,376,000	3,224,080
@#Innophos Holdings 144A 9.50% 4/15/12	1,045,000	935,275
Lubrizol
6.50% 10/1/34	1,089,000	989,756
8.875% 2/1/19	10,972,000	13,430,111
#MacDermid 144A 9.50% 4/15/17	4,308,000	3,338,700
*Massey Energy 6.875% 12/15/13	11,723,000	11,371,309
Nalco 8.875% 11/15/13	1,760,000	1,830,400
*#Nalco 144A 8.25% 5/15/17	2,410,000	2,518,450
•Noranda Aluminum Acquisition PIK 5.413% 5/15/15	2,133,645	1,152,168
Norske Skog Canada 8.625% 6/15/11	2,763,000	1,616,355
@#Norske Skogindustrier 144A 7.125% 10/15/33	1,986,000	1,022,790
=@Port Townsend 7.32% 8/27/12	577,448	418,650
@Potlatch 12.50% 12/1/09	2,030,000	2,050,002
#PTE Paper Escrow 144A 12.00% 8/1/14	1,215,000	1,211,963
Reliance Steel & Aluminum 6.85% 11/15/36	7,017,000	4,202,566
Rock-Tenn 9.25% 3/15/16	1,604,000	1,696,230
#Rock-Tenn 144A 9.25% 3/15/16	1,505,000	1,591,538
Rockwood Specialties Group 8.25% 11/15/14	1,795,000	1,732,175
Ryerson
• 7.858% 11/1/14	1,350,000	1,012,500
12.25% 11/1/15	706,000	631,870
#Sappi Papier Holding 144A 6.75% 6/15/12	6,298,000	5,091,839

@#Severstal 144A 9.75% 7/29/13	1,250,000	1,106,250
Southern Copper 7.50% 7/27/35	9,329,000	8,899,400
Steel Dynamics 6.75% 4/1/15	3,639,000	3,457,050
#Steel Dynamics 144A 7.75% 4/15/16	6,665,000	6,631,675
#Teck Resources 144A
10.25% 5/15/16	1,439,000	1,636,863
10.75% 5/15/19	7,339,000	8,577,456
United States Steel 7.00% 2/1/18	3,105,000	2,974,106
@Vale Overseas 6.875% 11/21/36	8,782,000	8,897,211
#Vedanta Resources 144A
8.75% 1/15/14	3,975,000	3,925,313
9.50% 7/18/18	3,855,000	3,536,963
		208,970,354
Brokerage – 3.66%
Citigroup
6.125% 8/25/36	1,455,000	1,099,063
6.50% 8/19/13	41,197,000	42,016,286
8.125% 7/15/39	7,510,000	7,586,046
•Citigroup Capital XXI 8.30% 12/21/57	2,825,000	2,380,063
Goldman Sachs Group
5.25% 10/15/13	5,419,000	5,677,952
5.95% 1/18/18	8,161,000	8,612,948
6.25% 9/1/17	530,000	568,500
6.75% 10/1/37	19,026,000	19,252,352
Jefferies Group
* 6.25% 1/15/36	1,185,000	845,042
* 6.45% 6/8/27	11,619,000	8,763,921
8.50% 7/15/19	3,753,000	3,808,811
JPMorgan Chase
6.00% 7/5/17	3,345,000	3,457,017
6.00% 10/1/17	2,660,000	2,768,390
6.30% 4/23/19	10,695,000	11,640,149
LaBranche 11.00% 5/15/12	10,120,000	9,386,300
Lazard Group
6.85% 6/15/17	5,869,000	5,707,415
7.125% 5/15/15	1,833,000	1,831,812
Morgan Stanley
5.375% 10/15/15	13,998,000	14,048,323
5.55% 4/27/17	6,095,000	6,108,165
6.00% 4/28/15	10,268,000	10,642,792
6.25% 8/28/17	5,420,000	5,645,337
		171,846,684
Capital Goods – 3.52%
Allied Waste North America
6.875% 6/1/17	12,362,000	12,690,111
7.125% 5/15/16	10,546,000	10,903,309
Anixter 10.00% 3/15/14	2,416,000	2,512,640
Associated Materials 9.75% 4/15/12	2,502,000	2,167,358
#BAE Systems Holdings 144A
4.95% 6/1/14	9,810,000	10,103,898
6.375% 6/1/19	15,704,000	16,951,195
Browning-Ferris Industries 7.40% 9/15/35	9,181,000	9,031,074
*Building Materials 7.75% 8/1/14	2,600,000	2,408,250
#BWAY 144A 10.00% 4/15/14	5,060,000	5,161,200
Casella Waste Systems 9.75% 2/1/13	3,233,000	2,796,545
#Casella Waste Systems 144A 11.00% 7/15/14	2,670,000	2,776,800
Crown Americas
7.625% 11/15/13	5,293,000	5,425,325
7.75% 11/15/15	335,000	341,700
#Crown Americas 144A 7.625% 5/15/17	2,260,000	2,310,850
*Graham Packaging 9.875% 10/15/14	7,357,000	7,081,113
Graphic Packaging International
* 8.50% 8/15/11	1,334,000	1,344,005
* 9.50% 8/15/13	7,404,000	7,413,255
#Greif 144A 7.75% 8/1/19	2,390,000	2,384,025
@Intertape Polymer 8.50% 8/1/14	922,000	493,270
Jabil Circuit 7.75% 7/15/16	3,180,000	3,144,225
L-3 Communications
5.875% 1/15/15	75,000	71,438
6.125% 7/15/13	2,028,000	1,987,440
6.375% 10/15/15	150,000	144,750
Moog 7.25% 6/15/18	1,218,000	1,144,920
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	1,310,000	1,303,450
Owens Corning 6.75% 12/1/16	2,550,000	2,392,543
#Plastipak Holdings 144A
8.50% 12/15/15	2,770,000	2,645,350
10.625% 8/15/19	3,210,000	3,290,250
Pregis 13.375% 10/15/13	675,000	550,125
*RBS Global/Rexnord 11.75% 8/1/16	2,106,000	1,705,860
Sanmina-SCI 8.125% 3/1/16	2,779,000	2,473,310
#Sealed Air 144A 7.875% 6/15/17	1,395,000	1,475,363
Solo Cup 8.50% 2/15/14	4,615,000	4,049,663
Thermadyne Holdings 10.00% 2/1/14	2,691,000	1,802,970

Tyco International Finance 8.50% 1/15/19	16,609,000	19,274,478
USG 6.30% 11/15/16	6,378,000	5,022,675
#USG 144A 9.75% 8/1/14	875,000	896,875
Waste Management
7.10% 8/1/26	6,246,000	6,632,640
7.375% 8/1/10	125,000	130,162
7.375% 3/11/19	462,000	525,715
		164,960,125
Communications – 11.31%
Alcatel-Lucent USA 6.45% 3/15/29	2,816,000	1,844,480
America Movil SAB de CV 5.625% 11/15/17	4,663,000	4,602,512
AT&T
6.55% 2/15/39	1,023,000	1,139,714
6.70% 11/15/13	785,000	887,808
*AT&T Wireless 8.125% 5/1/12	16,877,000	19,170,533
Belo 6.75% 5/30/13	3,285,000	2,742,975
*‡#Charter Communications Operating 144A
10.00% 4/30/12	1,351,000	1,354,378
10.375% 4/30/14	1,884,000	1,888,710
10.875% 9/15/14	13,252,000	14,378,420
Cincinnati Bell 7.00% 2/15/15	4,663,000	4,441,508
Citizens Communications
6.25% 1/15/13	1,855,000	1,794,713
7.125% 3/15/19	4,769,000	4,423,248
Comcast
5.85% 11/15/15	2,910,000	3,158,310
6.30% 11/15/17	969,000	1,068,914
6.50% 1/15/15	2,910,000	3,220,119
6.95% 8/15/37	5,000,000	5,698,000
Cox Communications 5.45% 12/15/14	6,089,000	6,429,387
#Cox Communications 144A
6.95% 6/1/38	50,000	54,325
* 8.375% 3/1/39	16,266,000	20,389,088
*Cricket Communications 9.375% 11/1/14	6,430,000	6,558,600
#Cricket Communications 144A 7.75% 5/15/16	2,135,000	2,135,000
*Crown Castle International 9.00% 1/15/15	5,531,000	5,869,774
CSC Holdings 6.75% 4/15/12	3,291,000	3,291,000
#CSC Holdings 144A
* 8.50% 4/15/14	4,798,000	4,965,930
8.50% 6/15/15	1,228,000	1,270,980
Deutsche Telekom International Finance
4.875% 7/8/14	10,665,000	11,085,841
5.25% 7/22/13	6,840,000	7,218,676
#Digicel 144A 9.25% 9/1/12	2,396,000	2,407,980
#Digicel Group 144A
8.875% 1/15/15	3,435,000	2,971,275
12.00% 4/1/14	5,275,000	5,591,500
#DigitalGlobe 144A 10.50% 5/1/14	1,810,000	1,895,975
DirecTV Holdings 7.625% 5/15/16	2,870,000	2,920,225
DISH DBS 7.125% 2/1/16	5,269,000	5,137,275
#Expedia 144A 8.50% 7/1/16	1,210,000	1,234,200
@Grupo Televisa 8.49% 5/11/37	53,600,000	3,024,310
Hughes Network Systems/Finance 9.50% 4/15/14	3,142,000	3,157,710
Inmarsat Finance 10.375% 11/15/12	9,911,000	10,406,550
#Intelsat Bermuda 144A 11.25% 2/4/17	5,225,000	4,911,500
Intelsat Jackson Holdings 11.25% 6/15/16	11,980,000	12,818,600
Intelsat Subsidiary Holding 8.875% 1/15/15	2,015,000	2,045,225
Interpublic Group 6.25% 11/15/14	6,180,000	5,654,700
#Interpublic Group 144A 10.00% 7/15/17	705,000	740,250
Lamar Media
6.625% 8/15/15	2,160,000	1,868,400
* 6.625% 8/15/15	2,922,000	2,585,970
Level 3 Financing
9.25% 11/1/14	3,955,000	3,470,513
12.25% 3/15/13	2,915,000	2,936,863
Mediacom Broadband 8.50% 10/15/15	240,000	229,200
*Mediacom Capital 9.50% 1/15/13	3,075,000	3,075,000
MetroPCS Wireless 9.25% 11/1/14	9,456,000	9,834,240
#MetroPCS Wireless 144A 9.25% 11/1/14	112,000	116,480
Nextel Communications
6.875% 10/31/13	230,000	211,025
7.375% 8/1/15	13,180,000	11,894,950
Nielsen Finance
10.00% 8/1/14	2,731,000	2,758,310
11.50% 5/1/16	1,115,000	1,173,538
11.625% 2/1/14	1,445,000	1,528,088
#Nielsen Finance 144A
11.50% 5/1/16	860,000	905,150
11.625% 2/1/14	487,000	515,003
#Nordic Telephone Holdings 144A 8.875% 5/1/16	5,250,000	5,355,000
*#PAETEC Holding 144A 8.875% 6/30/17	4,074,000	3,890,670
Qwest
7.50% 10/1/14	135,000	135,338
7.875% 9/1/11	710,000	727,750
8.875% 3/15/12	660,000	688,050

#Qwest 144A 8.375% 5/1/16	3,616,000	3,724,480
*Qwest Communications International 7.50% 2/15/14	3,430,000	3,369,975
#Rainbow National Services 144A 10.375% 9/1/14	1,304,000	1,369,200
Rogers Communications
6.80% 8/15/18	9,912,000	11,369,163
8.00% 12/15/12	5,588,000	5,825,490
Sprint Capital 8.375% 3/15/12	40,000	40,700
Sprint Nextel 6.00% 12/1/16	18,982,000	16,680,433
Telecom Italia Capital
4.00% 1/15/10	3,232,000	3,255,325
5.25% 10/1/15	19,466,000	19,847,825
6.20% 7/18/11	1,016,000	1,077,121
* 7.175% 6/18/19	8,537,000	9,527,283
Telefonica Emisiones 4.949% 1/15/15	11,231,000	11,954,389
#Telesat Canada 144A
* 11.00% 11/1/15	8,179,000	8,506,160
12.50% 11/1/17	2,221,000	2,276,525
#Terremark Worldwide 144A 12.00% 6/15/17	2,570,000	2,608,550
Time Warner Cable
6.75% 7/1/18	5,676,000	6,319,534
7.50% 4/1/14	22,386,000	25,545,716
Time Warner Telecom Holdings 9.25% 2/15/14	3,694,000	3,832,525
*#Univision Communications 144A 12.00% 7/1/14	3,090,000	3,306,300
#UPC Holding 144A 9.875% 4/15/18	2,200,000	2,200,000
Valor Telecommunications Enterprises Finance 7.75% 2/15/15	40,000	40,031
Verizon Communications
6.40% 2/15/38	594,000	648,428
8.75% 11/1/18	18,294,000	23,434,082
Videotron
6.375% 12/15/15	545,000	509,575
6.875% 1/15/14	1,519,000	1,496,215
9.125% 4/15/18	2,168,000	2,260,140
#Videotron 144A 9.125% 4/15/18	1,125,000	1,172,813
@#Vimpelcom 144A 9.125% 4/30/18	10,119,000	9,208,290
Virgin Media Finance 8.75% 4/15/14	3,770,000	3,826,550
Visant Holding 8.75% 12/1/13	3,066,000	3,096,660
#Vivendi 144A
5.75% 4/4/13	8,270,000	8,314,203
6.625% 4/4/18	15,830,000	15,673,346
Vodafone Group
* 5.00% 12/16/13	1,575,000	1,664,288
5.00% 9/15/15	7,613,000	7,903,017
5.375% 1/30/15	9,180,000	9,642,112
5.45% 6/10/19	6,656,000	6,978,017
5.625% 2/27/17	1,450,000	1,541,495
#Wind Acquisition Finance144A
10.75% 12/1/15	2,025,000	2,156,625
11.75% 7/15/17	5,950,000	6,396,250
Windstream
7.00% 3/15/19	205,000	191,675
8.125% 8/1/13	2,973,000	3,017,595
WPP Finance UK 8.00% 9/15/14	17,554,000	18,733,487
		530,441,344
Consumer Cyclical – 6.41%
*#Allison Transmission 144A 11.00% 11/1/15	6,865,000	6,281,475
Beazer Homes USA 8.625% 5/15/11	1,365,000	1,098,825
Carrols 9.00% 1/15/13	1,390,000	1,351,775
Corrections Corp. of America
6.25% 3/15/13	995,000	980,075
7.75% 6/1/17	5,930,000	5,974,475
CVS Caremark 4.875% 9/15/14	10,169,000	10,522,098
w#CVS Pass Through Trust 144A 8.353% 7/10/31	23,631,000	24,474,035
*Darden Restaurants 6.80% 10/15/37	8,118,000	7,566,025
Denny's Holdings 10.00% 10/1/12	995,000	999,975
*Dollar General PIK 11.875% 7/15/17	2,015,000	2,266,875
#Duane Reade 144A 11.75% 8/1/15	90,000	87,675
Ford Motor 7.45% 7/16/31	1,770,000	1,336,350
Ford Motor Credit
*• 3.26% 1/13/12	795,000	676,744
7.25% 10/25/11	6,130,000	5,758,773
7.375% 10/28/09	10,804,000	10,784,834
7.375% 2/1/11	765,000	737,852
* 7.80% 6/1/12	4,150,000	3,903,241
* 8.00% 6/1/14	1,510,000	1,396,055
8.625% 11/1/10	4,700,000	4,625,002
9.875% 8/10/11	2,972,000	2,946,123
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	3,654,000	3,489,570
Gaylord Entertainment
6.75% 11/15/14	3,543,000	2,887,545
8.00% 11/15/13	3,563,000	3,224,515
Global Cash Access/Finance 8.75% 3/15/12	3,428,000	3,290,880

GMAC
6.625% 5/15/12	135,000	120,562
6.875% 8/28/12	370,000	330,366
* 7.75% 1/19/10	1,690,000	1,670,650
#GMAC 144A
6.00% 12/15/11	2,416,000	2,186,480
6.625% 5/15/12	5,797,000	5,304,255
6.875% 9/15/11	10,112,000	9,429,440
6.875% 8/28/12	3,895,000	3,563,925
Goodyear Tire & Rubber
7.857% 8/15/11	200,000	200,000
* 9.00% 7/1/15	3,621,000	3,693,420
10.50% 5/15/16	5,479,000	5,903,623
#Harrah's Operating Escrow 144A 11.25% 6/1/17	9,399,000	9,563,483
Interface 9.50% 2/1/14	930,000	878,850
#Interface 144A 11.375% 11/1/13	650,000	687,375
#Invista 144A 9.25% 5/1/12	4,122,000	3,977,730
#Landry's Restaurants 144A 14.00% 8/15/11	2,295,000	2,289,263
Levi Strauss 9.75% 1/15/15	6,904,000	7,042,080
M/I Homes 6.875% 4/1/12	1,118,000	916,760
Macy’s Retail Holdings
6.65% 7/15/24	9,443,000	6,799,602
7.875% 7/15/15	3,628,000	3,761,568
10.625% 11/1/10	2,224,000	2,269,665
Meritage Homes
6.25% 3/15/15	605,000	497,613
7.00% 5/1/14	3,745,000	3,183,250
*MGM MIRAGE
6.625% 7/15/15	1,305,000	952,650
7.50% 6/1/16	5,080,000	3,733,800
7.625% 1/15/17	3,470,000	2,550,450
#MGM MIRAGE 144A
* 10.375% 5/15/14	24,000	25,860
11.125% 11/15/17	1,361,000	1,503,905
* 13.00% 11/15/13	6,832,000	7,737,240
Mobile Mini
6.875% 5/1/15	1,493,000	1,283,980
9.75% 8/1/14	225,000	219,938
Mohawk Industries 6.125% 1/15/16	2,330,000	2,162,836
New Albertsons 7.25% 5/1/13	1,100,000	1,083,500
Nordstrom
* 6.75% 6/1/14	10,671,000	11,492,036
7.00% 1/15/38	6,728,000	6,569,663
*OSI Restaurant Partners 10.00% 6/15/15	2,147,000	1,685,395
Pinnacle Entertainment
7.50% 6/15/15	5,860,000	5,230,050
* 8.25% 3/15/12	273,000	274,365
#Pinnacle Entertainment 144A 8.625% 8/1/17	3,025,000	3,040,125
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	3,383,000	3,383,000
Quiksilver 6.875% 4/15/15	4,300,000	2,838,000
*Rite Aid 9.375% 12/15/15	7,390,000	5,653,350
Ryland Group
5.375% 5/15/12	3,091,000	2,998,270
8.40% 5/15/17	4,137,000	4,074,945
#Sealy Mattress 144A 10.875% 4/15/16	1,295,000	1,418,025
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	6,375,000	4,111,875
#Speedway Motorsports 144A 8.75% 6/1/16	2,860,000	2,938,650
Target
4.00% 6/15/13	55,000	55,063
* 5.125% 1/15/13	7,145,000	7,591,577
6.50% 10/15/37	1,547,000	1,641,542
7.00% 1/15/38	8,397,000	9,479,340
Tenneco 8.625% 11/15/14	1,060,000	916,900
Toys R Us
* 7.625% 8/1/11	3,800,000	3,572,000
7.875% 4/15/13	2,830,000	2,384,275
#Toys R Us Property 144A 10.75% 7/15/17	2,730,000	2,811,900
#TRW Automotive 144A
* 7.00% 3/15/14	2,665,000	2,385,175
7.25% 3/15/17	3,405,000	2,911,275
VF 6.45% 11/1/37	4,081,000	3,979,612
*Wynn Las Vegas 6.625% 12/1/14	5,585,000	5,208,013
		300,829,332
Consumer Non-Cyclical – 7.59%
*Alliance Imaging 7.25% 12/15/12	1,538,000	1,499,550
#Alliance One International 144A 10.00% 7/15/16	4,280,000	4,237,200
Ambev International Finance 10.00% 7/24/17	3,332,000	1,691,892
Amgen 5.70% 2/1/19	6,510,000	7,110,534
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14	6,591,000	6,897,963
6.875% 11/15/19	6,750,000	7,512,608
* 7.20% 1/15/14	6,663,000	7,412,741
* 8.00% 11/15/39	600,000	742,324

*Aramark 8.50% 2/1/15	8,942,000	9,053,775
*Bausch & Lomb 9.875% 11/1/15	9,811,000	9,835,528
Beckman Coulter
6.00% 6/1/15	10,834,000	11,490,020
7.00% 6/1/19	4,853,000	5,428,420
Biomet 11.625% 10/15/17	2,925,000	3,188,250
Biomet PIK 10.375% 10/15/17	2,270,000	2,440,250
#Bio-Ras Laboratories 144A 8.00% 9/15/16	2,021,000	2,071,525
#CareFusion 144A 6.375% 8/1/19	11,255,000	11,892,775
Community Health Systems 8.875% 7/15/15	10,654,000	11,026,890
ConAgra Foods 5.875% 4/15/14	2,755,000	3,006,540
Cornell 10.75% 7/1/12	777,000	786,713
Cott Beverages 8.00% 12/15/11	2,448,000	2,423,520
Delhaize America 9.00% 4/15/31	11,313,000	14,196,309
Delhaize Group 5.875% 2/1/14	5,505,000	5,767,407
*#Dole Food 144A 13.875% 3/15/14	3,325,000	3,740,625
Dr Pepper Snapple Group 6.12% 5/1/13	2,090,000	2,243,715
Elan Finance 7.75% 11/15/11	4,685,000	4,673,288
Express Scripts
6.25% 6/15/14	17,765,000	19,402,950
7.25% 6/15/19	4,265,000	4,923,499
HCA
6.50% 2/15/16	4,355,000	3,886,838
9.125% 11/15/14	380,000	392,350
9.25% 11/15/16	17,092,000	17,861,139
*#HCA 144A 9.875% 2/15/17	330,000	348,975
HCA PIK 9.625% 11/15/16	1,330,000	1,389,850
•HealthSouth 7.218% 6/15/14	3,793,000	3,565,420
Hospira 6.40% 5/15/15	15,481,000	16,896,226
#Ingles Markets 144A 8.875% 5/15/17	2,605,000	2,644,075
Inverness Medical Innovations 9.00% 5/15/16	5,060,000	5,072,650
Iron Mountain
6.625% 1/1/16	1,557,000	1,446,064
* 8.00% 6/15/20	6,812,000	6,675,760
* 8.75% 7/15/18	1,365,000	1,392,300
Jarden 8.00% 5/1/16	4,535,000	4,671,050
#JBS USA Finance 144A 11.625% 5/1/14	5,574,000	5,671,545
JohnsonDiversey Holdings 10.67% 5/15/13	2,338,000	2,115,890
Kroger
6.80% 12/15/18	32,000	36,198
7.50% 1/15/14	7,825,000	8,917,855
Mckesson
5.25% 3/1/13	25,000	26,004
6.50% 2/15/14	1,860,000	2,015,967
* 7.50% 2/15/19	11,528,000	13,523,807
Medco Health Solutions 7.125% 3/15/18	12,537,000	14,124,660
#M-Foods Holdings 144A 9.75% 10/1/13	1,535,000	1,569,538
*Psychiatric Solutions 7.75% 7/15/15	3,885,000	3,700,463
#Psychiatric Solutions 144A 7.75% 7/15/15	3,495,000	3,241,613
Quest Diagnostics
5.45% 11/1/15	22,832,000	22,573,769
6.40% 7/1/17	877,000	922,051
6.95% 7/1/37	104,000	107,054
RSC Equipment Rental 9.50% 12/1/14	6,035,000	5,205,188
Select Medical 7.625% 2/1/15	8,553,000	7,441,110
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,770,000	1,510,536
8.03% 10/1/20	590,000	509,288
Smithfield Foods 7.75% 5/15/13	2,575,000	2,201,625
#Smithfield Foods 144A 10.00% 7/15/14	4,440,000	4,650,900
Supervalu
7.50% 11/15/14	2,800,000	2,723,000
8.00% 5/1/16	4,320,000	4,309,200
Tenet Healthcare 7.375% 2/1/13	6,825,000	6,603,188
Tyson Foods 7.35% 4/1/16	625,000	634,375
#Tyson Foods 144A 10.50% 3/1/14	2,985,000	3,328,275
UnitedHealth Group
6.50% 6/15/37	212,000	205,489
6.625% 11/15/37	72,000	70,906
Universal Hospital Services PIK 8.50% 6/1/15	2,056,000	2,004,600
•US Oncology Holdings PIK 6.904% 3/15/12	6,060,000	5,181,300
		356,064,902
Electric – 3.05%
AES
7.75% 3/1/14	889,000	880,110
* 8.00% 10/15/17	2,555,000	2,516,675
8.00% 6/1/20	5,958,000	5,719,680
Ameren 8.875% 5/15/14	1,791,000	1,918,777
#Calpine Construction Finance 144A 8.00% 6/1/16	9,728,000	9,825,280
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	6,700,000	6,808,875
*CMS Energy 8.75% 6/15/19	300,000	316,576
Duquense Light Holdings 5.50% 8/15/15	3,168,000	2,696,608
Edison Mission Energy
* 7.00% 5/15/17	3,473,000	2,782,741
7.20% 5/15/19	3,430,000	2,615,375
7.50% 6/15/13	715,000	656,013

Elwood Energy 8.159% 7/5/26	4,003,439	3,451,497
Energy Future Holdings 11.375% 11/1/17	3,310,000	2,887,975
Illinois Power
6.125% 11/15/17	9,146,000	9,505,081
9.75% 11/15/18	11,510,000	13,837,125
Indiana Michigan Power 7.00% 3/15/19	7,767,000	8,641,852
Jersey Central Power & Light 7.35% 2/1/19	9,555,000	11,096,947
#Kansas Gas & Electric 144A 6.70% 6/15/19	1,921,000	2,105,835
Midamerican Funding 6.75% 3/1/11	358,000	381,346
*Mirant Americas Generation 8.30% 5/1/11	225,000	229,781
wMirant Mid Atlantic Pass Through Trust Class A 8.625% 6/30/12	1,345,345	1,358,799
Mirant North America 7.375% 12/31/13	802,000	795,985
Mirant North Americas Generation 8.50% 10/1/21	5,101,000	4,335,850
NRG Energy
7.25% 2/1/14	3,320,000	3,270,200
7.375% 2/1/16	9,568,000	9,280,960
7.375% 1/15/17	2,247,000	2,173,973
Orion Power Holdings 12.00% 5/1/10	2,889,000	3,004,560
Pacificorp 5.25% 6/15/35	5,000	4,977
Peco Energy 5.00% 10/1/14	2,145,000	2,281,525
PPL Electric Utilities 7.125% 11/30/13	3,820,000	4,332,048
*RRI Energy
6.75% 12/15/14	2,738,000	2,717,465
7.625% 6/15/14	1,395,000	1,304,325
Sempra Energy 6.50% 6/1/16	9,919,000	10,903,858
*Texas Competitive Electric Holdings 10.50% 11/1/15	10,587,000	8,363,730
Union Electric 8.45% 3/15/39	101,000	123,727
		143,126,131
Energy – 6.61%
Anadarko Petroleum 8.70% 3/15/19	14,282,000	16,979,440
#Arch Coal 144A 8.75% 8/1/16	2,580,000	2,618,700
Berry Petroleum 10.25% 6/1/14	1,755,000	1,842,750
Chesapeake Energy
6.375% 6/15/15	582,000	545,625
6.625% 1/15/16	2,374,000	2,228,593
7.25% 12/15/18	3,965,000	3,746,925
7.50% 9/15/13	465,000	465,000
7.50% 6/15/14	310,000	307,675
9.50% 2/15/15	11,020,000	11,750,075
CITIC Resources Finance	3,250,000	3,176,875
#CITIC Resources Finance 144A 6.75% 5/15/14	2,000,000	1,955,000
Complete Production Services 8.00% 12/15/16	1,451,000	1,247,860
Copano Energy 7.75% 6/1/18	3,220,000	3,042,900
Denbury Resources
* 7.50% 4/1/13	825,000	825,000
9.75% 3/1/16	2,394,000	2,567,565
Dynergy Holdings 7.75% 6/1/19	7,182,000	5,754,578
Enbridge Energy Partners 9.875% 3/1/19	10,227,000	12,586,573
Energy Transfer Partners
5.65% 8/1/12	3,915,000	4,131,793
9.70% 3/15/19	12,304,000	15,451,867
Enterprise Products Operating
6.375% 2/1/13	305,000	325,759
9.75% 1/31/14	6,116,000	7,342,570
Forest Oil
7.25% 6/15/19	3,505,000	3,351,656
7.75% 5/1/14	160,000	156,800
#Gaz Capital 144A 9.25% 4/23/19	5,784,000	6,099,257
Geophysique-Veritas
7.50% 5/15/15	363,000	350,295
7.75% 5/15/17	3,642,000	3,505,425
*#Geophysique-Veritas 144A 9.50% 5/15/16	1,310,000	1,368,950
#Helix Energy Solutions Group 144A 9.50% 1/15/16	5,680,000	5,254,000
#Hilcorp Energy I 144A
7.75% 11/1/15	2,049,000	1,833,855
9.00% 6/1/16	2,241,000	2,072,925
#Holly 144A 9.875% 6/15/17	2,735,000	2,721,325
Husky Energy 5.90% 6/15/14	8,829,000	9,500,710
International Coal Group 10.25% 7/15/14	2,680,000	2,036,800
KCS Energy 7.125% 4/1/12	640,000	632,000
*Key Energy Services 8.375% 12/1/14	4,502,000	4,001,153
Kinder Morgan Energy Partners
5.95% 2/15/18	15,120,000	15,729,169
9.00% 2/1/19	5,652,000	6,894,293
Mariner Energy 8.00% 5/15/17	3,967,000	3,471,125
Markwest Energy Partners
8.50% 7/15/16	375,000	348,750
8.75% 4/15/18	2,308,000	2,157,980
Nexen 7.50% 7/30/39	11,810,000	12,713,489
Noble Energy 8.25% 3/1/19	11,529,000	13,697,604

OPTI Canada
7.875% 12/15/14	1,953,000	1,288,980
8.25% 12/15/14	5,044,000	3,354,260
Petrobras International Finance 7.875% 3/15/19	5,199,000	5,798,445
PetroHawk Energy
7.875% 6/1/15	1,387,000	1,352,325
* 9.125% 7/15/13	5,449,000	5,680,583
#PetroHawk Energy 144A 10.50% 8/1/14	1,526,000	1,640,450
Petroleum Development 12.00% 2/15/18	1,623,000	1,452,585
Plains All American Pipeline
4.25% 9/1/12	4,215,000	4,297,125
6.50% 5/1/18	3,592,000	3,870,484
* 8.75% 5/1/19	12,681,000	15,512,134
Plains Exploration & Production 7.625% 6/1/18	2,295,000	2,231,888
#Power Sector Assets & Liabilities Management 144A 7.25% 5/27/19	4,180,000	4,284,500
Pride International 7.375% 7/15/14	363,000	375,705
Quicksilver Resources 11.75% 1/1/16	4,765,000	5,247,456
Range Resources
6.375% 3/15/15	20,000	19,200
* 8.00% 5/15/19	4,195,000	4,289,388
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	1,285,000	1,295,175
Regency Energy Partners 8.375% 12/15/13	2,084,000	2,104,840
#Regency Energy Partners 144A 9.375% 6/1/16	2,475,000	2,536,875
#SandRidge Energy 144A 9.875% 5/15/16	5,350,000	5,430,250
Talisman Energy 7.75% 6/1/19	14,242,000	16,687,422
#Tennessee Gas Pipeline 144A 8.00% 2/1/16	704,000	784,960
Transcontinental Gas Pipe Line 6.40% 4/15/16	575,000	614,336
Weatherford International
4.95% 10/15/13	3,900,000	3,960,938
5.15% 3/15/13	810,000	833,211
5.95% 6/15/12	5,380,000	5,644,718
6.00% 3/15/18	1,528,000	1,556,143
9.875% 3/1/39	5,292,000	6,898,313
Whiting Petroleum 7.25% 5/1/13	2,727,000	2,740,635
Williams 7.50% 1/15/31	1,484,000	1,487,936
		310,061,944
Financials – 2.06%
Capital One Bank USA 8.80% 7/15/19	14,278,000	15,513,390
Capital One Capital V 10.25% 8/15/39	7,760,000	7,914,393
Cardtronics
9.25% 8/15/13	2,352,000	2,222,640
9.75% 8/15/13	1,855,000	1,752,975
FTI Consulting
7.625% 6/15/13	2,842,000	2,849,105
7.75% 10/1/16	707,000	705,233
General Electric Capital
• 1.91% 2/2/11	22,500,000	3,531,628
@ 5.125% 1/28/14	18,100,000	2,467,854
5.625% 5/1/18	20,000	20,222
5.875% 1/14/38	23,021,000	20,007,274
6.75% 3/15/32	725,000	696,173
@General Electric Capital UK Funding 4.625% 1/18/16	1,497,000	2,244,711
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,385,000	775,125
International Lease Finance
5.25% 1/10/13	1,312,000	912,816
5.35% 3/1/12	3,492,000	2,566,662
5.55% 9/5/12	7,125,000	5,037,233
5.625% 9/20/13	11,079,000	7,738,216
5.65% 6/1/14	285,000	198,811
5.875% 5/1/13	4,908,000	3,420,704
* 6.375% 3/25/13	2,085,000	1,451,733
6.625% 11/15/13	7,574,000	5,247,760
Lender Processing Services 8.125% 7/1/16	2,065,000	2,095,975
@#Mantis Reef 144A 4.799% 11/3/09	215,000	213,512
@#Nuveen Investments 144A 10.50% 11/15/15	4,906,000	3,507,790
TNB Capital	3,772,000	3,714,288
		96,806,223
Industrials – 0.11%
*Sally Holdings 10.50% 11/15/16	4,823,000	4,991,805
		4,991,805
Insurance – 1.88%
*ACE INA Holdings 5.90% 6/15/19	4,015,000	4,252,395
•Chubb 6.375% 3/29/67	229,000	185,755
MetLife
6.40% 12/15/36	3,185,000	2,507,200
6.75% 6/1/16	8,095,000	8,722,751
6.817% 8/15/18	971,000	1,041,385
•#Metlife Capital Trust X 144A 9.25% 4/8/38	27,805,000	26,792,677
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13	3,150,000	3,214,279
w‡@#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49	1,900,000	6,175
UnitedHealth Group
5.50% 11/15/12	5,132,000	5,384,684
5.80% 3/15/36	19,711,000	17,870,012

WellPoint
5.00% 1/15/11	4,437,000	4,548,599
5.875% 6/15/17	2,136,000	2,140,355
5.95% 12/15/34	7,691,000	6,909,471
6.00% 2/15/14	3,100,000	3,226,071
6.375% 6/15/37	1,220,000	1,156,181
		87,957,990
Natural Gas – 0.32%
AmeriGas Partners 7.125% 5/20/16	2,919,000	2,846,025
El Paso
6.875% 6/15/14	1,356,000	1,347,038
*7.00% 6/15/17	3,649,000	3,524,200
7.25% 6/1/18	517,000	504,772
8.25% 2/15/16	1,225,000	1,255,625
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,051,000	1,041,782
Inergy Finance
6.875% 12/15/14	1,568,000	1,489,600
8.25% 3/1/16	1,265,000	1,261,838
#Inergy Finance 144A 8.75% 3/1/15	1,732,000	1,766,640
		15,037,520
Real Estate – 0.32%
Developers Diversified Realty 5.375% 10/15/12	4,705,000	4,014,104
Host Hotels & Resorts 7.125% 11/1/13	405,000	394,875
*#Host Hotels & Resorts 144A 9.00% 5/15/17	4,285,000	4,338,562
Regency Centers 5.875% 6/15/17	2,168,000	1,849,176
•#USB Realty 144A 6.091% 12/29/49	2,900,000	1,740,995
Ventas Realty
6.50% 6/1/16	2,574,000	2,432,430
7.125% 6/1/15	430,000	424,625
		15,194,767
Technology – 0.52%
Amkor Technologies 7.75% 5/15/13	1,475,000	1,438,125
Avago Technologies 10.375% 12/1/13	2,392,000	2,499,640
National Semiconductor 6.60% 6/15/17	1,416,000	1,291,692
Sungard Data Systems
9.125% 8/15/13	4,040,000	4,141,000
10.25% 8/15/15	4,540,000	4,676,200
Xerox 8.25% 5/15/14	9,497,000	10,357,903
		24,404,560
Transportation – 0.66%
#Ashtead Capital 144A 9.00% 8/15/16	1,246,000	1,077,790
#Ashtead Holdings 144A 8.625% 8/1/15	375,000	324,375
CSX
5.75% 3/15/13	4,215,000	4,408,068
6.25% 3/15/18	12,621,000	13,284,561
Delta Air Lines
7.711% 9/18/11	190,000	159,600
7.92% 11/18/10	2,430,000	2,162,700
Hertz
8.875% 1/1/14	5,038,000	4,874,265
*10.50% 1/1/16	2,137,000	2,051,520
Kansas City Southern de Mexico 9.375% 5/1/12	1,356,000	1,342,440
#Kansas City Southern de Mexico 144A 12.50% 4/1/16	1,035,000	1,107,450
@Northwest Airlines 10.00% 2/1/10	425,000	1,743
		30,794,512
Total Corporate Bonds (cost $2,574,262,264)		2,758,071,719

Foreign Agencies – 0.93%Δ
Germany – 0.54%
KFW
3.50% 7/4/21	6,572,000	9,036,573
4.875% 6/17/19	10,445,000	11,143,186
6.00% 2/14/12	194,360,000	5,302,131
		25,481,890
Republic of Korea – 0.39%
Export-Import Bank of Korea 5.875% 1/14/15	11,365,000	11,451,704
#Industrial Bank of Korea 144A 7.125% 4/23/14	2,007,000	2,144,168
Korea Development Bank 5.30% 1/17/13	4,595,000	4,550,870
		18,146,742
Total Foreign Agencies (cost $41,417,901)		43,628,632

Municipal Bonds – 0.70%
California State 7.55% 4/1/39	20,275,000	21,254,891
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	150,000	125,331
North Texas Tollway Authority Series A
5.50% 1/1/18	380,000	405,817
6.00% 1/1/20	3,300,000	3,578,520
Oregon State Taxable Pension 5.892% 6/1/27	305,000	313,546
•Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Series B 5.00% 8/1/39	7,155,000	7,277,422
Total Municipal Bonds (cost $32,190,456)		32,955,527

Non-Agency Asset-Backed Securities – 4.19%
@Ameriquest Mortgage Securities Series 2003-8 AF4 5.32% 10/25/33	82,997	66,261

•Bank of America Credit Card Trust
Series 2006-A10 A10 0.268% 2/15/12	17,185,000	17,173,403
Series 2008-A5 A5 1.488% 12/16/13	9,640,000	9,572,426
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	3,650,000	3,698,561
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	5,977,537	6,083,226
Series 2008-1 A3A 3.86% 8/15/12	3,270,000	3,318,509
Capital One Multi-Asset Execution Trust
•Series 2006-A7 A7 0.318% 3/17/14	2,730,000	2,650,480
Series 2007-A7 A7 5.75% 7/15/20	4,283,000	4,390,343
Series 2008-A3 A3 5.05% 2/15/16	2,000,000	2,051,200
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	923,978	943,459
Series 2008-A A3 4.94% 4/25/14	7,460,000	7,476,404
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	57,135	45,940
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	4,650,000	4,822,320
Series 2005-A10 A10 4.65% 12/17/12	5,575,000	5,766,226
•Series 2008-A6 A 1.488% 5/15/15	7,000,000	6,995,694
Series 2008-A9 A9 4.26% 5/15/13	3,205,000	3,318,906
Citibank Credit Card Issuance Trust
Series 2000-A3 A3 5.45% 5/10/13	2,000,000	2,109,133
Series 2007-A3 A3 6.15% 6/15/39	8,253,000	8,201,650
*•Series 2007-A6 A6 0.50% 7/12/12	49,000,000	48,575,032
Citicorp Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36	5,800,000	3,400,948
Series 2006-3 A6 5.703% 11/25/36	6,400,000	5,200,740
•@Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	298,521	211,045
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	1,289,531	1,305,914
•Series 2007-B A3B 0.888% 10/17/11	232,836	232,795
Series 2008-A A4A 4.93% 8/15/14	2,733,000	2,822,102
Series 2008-A3 4.12% 5/15/12	1,440,000	1,463,712
Series 2008-B A3A 4.78% 7/16/12	2,295,000	2,351,672
@Contimortgage Home Equity Trust Series1996-4 A8 7.22% 1/15/28	10,793	7,098
Countrywide Asset-Backed Certificates
•Series 2005-7 AF3 4.454% 10/25/35	90,448	82,129
•@Series 2006-11 1AF3 6.05% 9/25/46	2,120,000	949,622
@Series 2006-13 1AF3 5.944% 1/25/37	30,000	13,162
@Series 2006-S1 A2 2006-S1 A2 5.549% 8/25/21	30,211	20,134
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	3,720,000	3,813,915
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	6,180,000	6,066,073
Series 2008-A4 A4 5.65% 12/15/15	1,675,000	1,755,555
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	6,990,000	6,606,578
•#Golden Credit Card Trust Series 2008-3 A 144A 1.288% 7/15/17	4,400,000	4,273,844
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	1,130,086	1,158,717
Series 2006-2 A2 5.35% 3/15/13	353,182	363,645
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	956,733	976,926
Series 2008-A A3 4.93% 12/17/12	2,760,000	2,832,036
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	2,885,000	2,928,149
•MBNA Credit Card Master Note Trust Series 2005-A4 0.328% 11/15/12	2,490,000	2,464,352
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.445% 3/25/37	30,000	9,239
Mid-State Trust
Series 11 A1 4.864% 7/15/38	126,173	101,180
Series 2004-1 A 6.005% 8/15/37	155,242	127,574
Series 2005-1 A 5.745% 1/15/40	748,391	491,481
#Series 2006-1 A 144A 5.787% 10/15/40	1,058,297	894,519
Renaissance Home Equity Loan Trust
Series 2005-4 A3 5.565% 2/25/36	123,401	116,288
Series 2006-1 AF3 5.608% 5/25/36	232,728	197,699
PSeries 2007-2 AF2 5.675% 6/25/37	395,000	179,586
•Residential Asset Securities Series 2006-KS3 AI3 0.455% 4/25/36	160,551	125,839
RSB Bondco Series 2007-A A2 5.72% 4/1/18	2,259,000	2,437,310
=#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	0
PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	504,188	402,310
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	2,631,000	2,667,591
Total Non-Agency Asset-Backed Securities (cost $197,484,405)		196,310,652

Non-Agency Collateralized Mortgage Obligations – 3.79%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	263,991	208,674
•ARM Trust Series 2005-10 3A11 5.41% 1/25/36	4,225,766	3,448,441
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	380,920	353,482
Series 2004-2 1A1 6.00% 3/25/34	425,423	360,745
Series 2004-10 1CB1 6.00% 11/25/34	922,268	754,387
Series 2004-11 1CB1 6.00% 12/25/34	942,685	771,087
Series 2005-1 2A1 5.50% 2/25/20	253,847	230,366
Series 2005-3 2A1 5.50% 4/25/20	706,703	641,333
Series 2005-5 2CB1 6.00% 6/25/35	1,644,107	1,196,859
Series 2005-6 7A1 5.50% 7/25/20	1,751,868	1,589,820
Series 2005-9 5A1 5.50% 10/25/20	2,662,397	2,416,126
•Series 2005-I 4A1 5.264% 10/25/35	54,157	40,895

Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	7,675,081	6,798,441
Series 2006-5 2A10 5.75% 9/25/36	4,800,000	3,568,900
•@Series 2006-H 1A2 4.518% 9/20/46	8,608	1,941
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.718% 5/25/33	1,114	720
•Series 2003-E 2A2 4.162% 6/25/33	269,513	244,861
•Series 2004-D 1A1 3.878% 5/25/34	6,790	6,280
Series 2005-9 2A1 4.75% 10/25/20	730,868	700,492
•Series 2005-I 2A2 4.869% 10/25/35	46,092	11,015
•Bear Stearns ARM Trust Series 2003-7 9A 4.745% 10/25/33	2,255,645	2,189,135
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	915,123	913,693
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	830,000	432,492
Series 2006-4 3A1 5.50% 8/25/21	4,520,579	3,966,808
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.074% 8/25/34	3,163,976	3,063,035
Series 2007-AR8 1A3A 6.015% 8/25/37	5,001,550	2,726,080
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	2,543,876	1,979,056
Series 2004-J8 1A1 7.00% 9/25/34	278,442	208,309
Series 2005-1CB 2A2 5.50% 3/25/35	92,369	74,460
Series 2005-57CB 4A3 5.50% 12/25/35	975,473	705,086
·PSeries 2005-63 3A1 5.888% 11/25/35	2,002,225	1,180,485
Series 2005-85CB 2A2 5.50% 2/25/36	88,385	70,782
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.10% 5/25/33	95,762	75,133
•@Series 2004-12 1M 4.031% 8/25/34	461,877	67,445
•Series 2004-HYB2 2A 3.813% 7/20/34	311,018	261,648
•@Series 2004-HYB4 M 4.11% 9/20/34	1,550,649	886,972
•Series 2004-HYB5 3A1 4.966% 4/20/35	264,935	194,282
Series 2005-23 A1 5.50% 11/25/35	6,360,479	4,934,340
•Series 2005-HYB8 4A1 5.493% 12/20/35	75,192	45,819
Series 2006-1 A2 6.00% 3/25/36	1,804,884	1,422,192
@Series 2006-17 A5 6.00% 12/25/36	940,844	815,891
•Series 2006-HYB1 3A1 5.218% 3/20/36	2,846,786	1,569,225
·PSeries 2006-HYB3 3A1A 6.046% 5/20/36	1,739,224	1,027,097
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	228,670	191,654
Series 2004-1 3A1 7.00% 2/25/34	103,586	97,176
Deutsche Securities Alternative Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	186,772	155,357
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	63,763	64,942
Series 2004-5 2A1 6.25% 8/25/17	276,983	274,041
•Series 2004-AR5 4A1 5.705% 10/25/34	558,849	442,106
•Series 2007-AR2 1A1 5.843% 8/25/37	4,835,450	3,459,396
•Series 2007-AR3 2A2 6.290% 11/25/37	9,126,628	5,888,936
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.165% 5/25/35	3,244,060	2,503,982
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	127,634	122,319
•Series 1999-3 A 8.00% 8/19/29	161,613	163,008
Series 2005-RP1 1A3 8.00% 1/25/35	1,714,775	1,439,755
Series 2005-RP1 1A4 8.50% 1/25/35	738,354	639,424
Series 2006-RP1 1A2 7.50% 1/25/36	1,024,637	794,033
Series 2006-RP1 1A3 8.00% 1/25/36	610,602	479,582
GSR Mortgage Home Loan Trust
•Series 2004-9 4A1 3.305% 8/25/34	318,770	285,702
@Series 2006-1F 5A2 6.00% 2/25/36	968,724	346,773
•Series 2006-AR1 3A1 5.349% 1/25/36	1,510,498	1,006,100
•@Series 2007-AR1 1A2 5.492% 3/25/37	393,892	88,283
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.668% 12/25/35	77,706	51,867
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.855% 12/25/34	1,258,623	948,083
Series 2005-A1 4A1 4.776% 2/25/35	1,562,153	1,453,661
Series 2005-A2 5A1 4.334% 4/25/35	581,911	526,384
Series 2005-A4 1A1 5.391% 7/25/35	3,010,216	2,641,467
Series 2005-A6 1A2 5.146% 9/25/35	3,430,000	2,276,955
Series 2005-A8 1A1 5.397% 11/25/35	874,590	770,403
Series 2005-A8 2A1 4.945% 11/25/35	5,851,783	5,162,147
Series 2006-A2 3A3 5.677% 4/25/36	1,970,000	1,165,196
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	1,748,622	1,610,327
Series 2006-1 3A3 5.50% 2/25/36	824,337	634,270
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	37,255	36,308
Series 2003-9 1A1 5.50% 12/25/18	548,937	536,586
Series 2005-3 7A1 6.00% 4/25/35	125,961	94,215
•MASTR ARM Trust
Series 2003-6 1A2 5.70% 12/25/33	55,922	49,240
Series 2004-10 2A2 4.931% 10/25/34	94,818	28,282
Series 2005-6 7A1 5.34% 6/25/35	2,449,302	1,605,491
Series 2005-7 2A2 5.348 9/25/35	47,130	8,369
Series 2006-2 4A1 4.986% 2/25/36	752,920	620,540

#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		726,758	778,540
Series 2005-2 1A4 8.00% 5/25/35		1,545,844	1,398,478
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		756,979	529,886
•Morgan Stanley Mortgage Loan Trust Series 2004-6AR 2A3 4.022% 8/25/34		87,624	17,525
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		185,810	166,852
•Residential Accredit Loans Series 2004-QA6 NB1 5.621% 12/26/34		15,654	6,387
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		65,175	65,155
Series 2004-SL4 A3 6.50% 7/25/32		520,901	478,903
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34		822,888	610,706
Series 2006-5 5A4 5.436% 6/25/36		1,438,345	340,749
Structured Asset Securities
•Series 2002-22H 1A 6.931% 11/25/32		83,106	75,650
Series 2004-12H 1A 6.00% 5/25/34		516,994	478,032
wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		559,667	362,647
Series 2005-9 3CB 5.50% 10/25/20		2,116,630	1,582,181
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		1,995,389	1,992,272
Series 2004-CB3 1A 6.00% 10/25/34		774,565	718,772
Series 2004-CB3 4A 6.00% 10/25/19		773,268	704,037
•Series 2006-AR10 1A1 5.928% 9/25/36		3,148,158	2,070,855
•Series 2006-AR14 2A1 5.751% 11/25/36		10,359,083	6,793,189
•Series 2007-HY1 1A1 5.687% 2/25/37		5,836,999	3,628,304
•Series 2007-HY3 4A1 5.324% 3/25/37		12,901,634	9,818,749
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34		79,652	74,039
•Series 2004-EE 2A1 3.536% 12/25/34		601,869	559,424
•Series 2004-O A1 4.875% 8/25/34		10,650,089	10,048,461
•Series 2004-T A1 3.954% 9/25/34		392,703	365,610
Series 2005-12 1A7 5.50% 11/25/35		2,912,984	2,143,319
Series 2005-17 1A2 5.50% 1/25/36		2,209,132	1,404,525
Series 2005-18 1A1 5.50% 1/25/36		2,060,546	1,516,111
•Series 2005-AR2 2A1 4.558% 3/25/35		334,322	290,661
•Series 2005-AR16 2A1 4.439% 10/25/35		41,601	35,252
•Series 2005-AR16 6A4 5.001% 10/25/35		5,750,743	2,347,849
Series 2006-1 A3 5.00% 3/25/21		1,634,475	1,484,818
Series 2006-2 3A1 5.75% 3/25/36		7,484,495	5,282,416
Series 2006-3 A11 5.50% 3/25/36		7,101,000	5,180,979
Series 2006-4 1A8 5.75% 4/25/36		121,273	109,407
Series 2006-4 2A3 5.75% 4/25/36		1,292,007	449,578
Series 2006-7 2A1 6.00% 6/25/36		182,544	121,934
•Series 2006-AR5 2A1 5.537% 4/25/36		2,800,800	2,089,123
•Series 2006-AR6 7A1 5.119% 3/25/36		11,591,892	10,741,090
•Series 2006-AR10 5A1 5.594% 7/25/36		3,132,247	2,127,976
•Series 2006-AR14 2A4 6.077% 10/25/36		1,730,093	483,411
•Series 2006-AR18 2A2 5.717% 11/25/36		3,166,490	875,502
•Series 2006-AR19 A1 5.63% 12/25/36		3,004,820	2,263,072
Series 2007-8 2A6 6.00% 7/25/37		1,170,000	858,683
Series 2007-13 A7 6.00% 9/25/37		4,006,004	3,396,966
Series 2007-14 1A1 6.00% 10/25/37		237,813	189,767
Total Non-Agency Collateralized Mortgage Obligations (cost $221,229,170)			177,874,532

Regional Agencies – 0.20%
Australia – 0.20%
New South Wales Treasury 6.00% 5/1/12	AUD	8,392,000	7,181,432
Queensland Treasury 6.00% 8/14/13	AUD	2,443,000	2,076,491
Total Regional Agencies (cost $9,116,567)			9,257,923

«Senior Secured Loans – 3.73%
Allied Barton 7.75% 6/22/10		1,952,571	1,967,215
Alltran Term Tranche Loan 8.064% 8/7/14		1,123,043	978,103
Anchor Glass 7.75% 6/20/14		2,841,172	2,790,272
Aramark 4.571% 1/26/14		106,029	100,927
Aramark Term Tranche Loan B 4.571% 1/26/14		1,668,971	1,588,652
Ashland Term Tranche Loan 7.65% 5/20/14		2,773,806	2,826,841
Bausch & Lomb
Term Tranche Loan B 6.051% 4/11/15		2,559,566	2,435,593
Term Tranche Loan DD 6.051% 4/11/15		649,636	618,171
BE Aerospace 6.149% 7/28/14		2,426,155	2,432,221
Biomet Term Tranche Loan B 6.211% 3/25/15		2,415,247	2,296,755
Calpine 1st Lien 5.575% 3/29/14		3,484,052	3,209,056
Ceridian 4.23% 11/7/14		750,000	623,753
Charter Communications 5.28% 3/6/14		4,688,583	4,309,699
Collective 3.98% 8/15/14		1,492,386	1,380,457
Community Health Systems
Term Tranche Loan B 4.899% 7/25/14		2,713,224	2,555,884
Term Tranche Loan DD 7.61% 7/25/14		138,416	130,390
DirectTV Term Tranche Loan C 5.25% 4/13/13		2,077,095	2,090,731
Discovery Communications 5.50% 5/14/14		2,621,250	2,654,671

Energy Futures Holdings Term Tranche Loan B2 6.579% 10/10/14		18,526,833	14,390,346
First Data Term Tranche Loan B2 3.47% 9/24/14		1,498,096	1,275,562
Flextronics International
Term Tranche Loan A2 3.685% 10/1/14		675,363	597,274
Term Tranche Loan A3 7.48% 10/1/14		787,923	696,820
Term Tranche Loan B 3.685% 10/1/12		1,313,316	1,195,118
Ford Motor Term Tranche Loan B 5.80% 12/15/13		40,350,286	34,396,197
Freescale Semiconductor 4.221% 12/1/13		882,721	653,527
General Nutrition Center Term Tranche Loan B 3.482% 9/16/13		1,268,427	1,166,953
Georgia Pacific Term Tranche Loan B1 4.727% 12/20/12		598,690	581,049
Goodyear Tire & Rubber 2nd Lien 4.54% 4/30/14		1,630,000	1,533,561
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		3,683,342	3,674,907
Graham Packaging International Term Tranche Loan B 7.85% 10/7/11		368,067	356,631
Graphic Packaging International Term Tranche Loan C 4.99% 5/16/14		5,342,545	5,148,878
Harrahs 12.375% 12/31/2016		3,935,000	3,816,950
Harrahs Term Tranche Loan B2 4.468% 1/28/15		1,844,432	1,485,791
HCA Term Tranche Loan B1 5.051% 11/18/13		3,914,820	3,685,334
HealthSouth Term Tranche Loan B 4.995% 3/10/13		3,176,992	3,056,266
Hertz
3.257% 12/21/12		167,321	158,477
Term Trance Loan B 2.977% 12/21/12		3,113,834	2,949,253
Intelsat
Term Tranche Loan A3 3.812% 9/30/10		1,206,897	1,158,621
Term Tranche Loan BA 5.288% 1/3/14		909,757	871,092
Term Tranche Loan BB 5.288% 1/3/14		910,035	871,358
Term Tranche Loan BC 5.288% 1/3/14		909,757	871,093
Knology 2.751% 6/30/12		1,461,272	1,366,290
Level 3 Communications
Term Tranche Loan A 3.45% 3/13/14		715,000	614,703
Term Tranche Loan B 9.62% 3/13/14		1,200,000	1,237,128
Levi Strauss & Co. Term Tranche Loan B 3.716% 3/27/14		660,000	561,825
MacDermid Term Tranche Loan B 7.355% 4/12/14		2,363,952	1,914,801
Nalco Holding Term Tranche Loan 4.01% 5/6/16		2,625,000	2,651,250
Nielsen Finance Term Tranche Loan B 4.888% 5/9/16		750,000	717,938
Northwest Airlines 7.393% 8/21/13		3,843,588	3,677,026
Nuveen Investment Term Tranche Loan B 6.7% 11/13/14		1,878,311	1,533,171
Nuveen Investments 2nd Lien Term Tranche Loan 12.5% 7/9/15		1,145,000	1,082,025
Pinnacle Foods Finance 3.732% 4/2/14		748,092	684,814
Rental Service 2nd Lien 6.291% 10/7/13		1,720,000	1,360,950
Rite Aid 9.50% 6/5/15		1,845,000	1,900,350
Select Medical Term Tranche Loan B 2.97% 2/24/12		3,740,234	3,585,950
Solutia 8.5% 2/28/14		748,101	736,880
Sungard Data Systems 7.75% 2/28/14		3,539,021	3,539,021
Supervalu 7.11% 6/2/12		960,215	925,776
Talecris 4.09% 12/6/13		750,000	714,375
Talecris Biotherapeutics 2nd Lien 13.50% 12/6/14		8,785,000	8,422,619
Telesat Canada 6.42% 10/31/14		2,422,707	2,338,820
TRW Automotive Holdings 6.59% 2/10/14		750,000	718,125
Univision Communications 5.049% 9/29/14		11,085,000	8,983,449
Visant Holdings Term Tranche Loan C 3.178% 1/21/11		750,000	719,063
Wrigley 6.50% 7/17/14		5,327,881	5,408,785
Total Senior Secured Loans (cost $152,851,458)			174,975,583

Sovereign Debt – 3.62%Δ
Brazil – 1.14%
#Banco Nacional de Desenvolvime Economico e Social 144A 6.50% 6/10/19	USD	6,260,000	6,369,550
Federal Republic of Brazil
8.50% 9/24/12	EUR	11,681,000	19,046,375
*12.50% 1/5/16	BRL	30,421,000	18,422,149
12.50% 1/5/22	BRL	15,790,000	9,583,159
			53,421,233
Colombia – 0.22%
Republic of Colombia 7.375% 3/18/19	USD	9,650,000	10,518,500
			10,518,500
Indonesia – 0.66%
#Indonesia Government International 144A
6.875% 1/17/18		6,626,000	6,791,650
*10.375% 5/4/14		2,303,000	2,752,085
*11.625% 3/4/19		4,607,000	6,219,450
Indonesia Treasury Bond 10.75% 5/15/16	IDR	140,305,000,000	15,232,416
			30,995,601
Mexico – 0.82%
Mexican Government 10.00% 11/20/36	MXN	385,543,000	32,329,273
*Mexican United States 5.95% 3/19/19	USD	6,156,000	6,297,588
			38,626,861
Qatar – 0.05%
#Qatar Government International 144A 6.55% 4/9/19		2,009,000	2,119,495
			2,119,495
Republic of Korea – 0.08%
Government of South Korea 4.25% 12/7/21	EUR	2,996,000	3,625,911
			3,625,911
Russia – 0.17%
Russian Government 7.50% 3/31/30	USD	7,610,880	7,770,708
			7,770,708

Turkey – 0.47%
Republic of Turkey
7.50% 7/14/17		9,071,000	9,649,276
7.50% 11/7/19		8,820,000	9,305,100
*11.875% 1/15/30		2,099,000	3,290,183
			22,244,559
United Kingdom – 0.01%
@#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12		783,000	438,480
			438,480
Total Sovereign Debt (cost $162,315,230)			169,761,348

Supranational Banks – 2.14%
European Investment Bank
3.125% 6/4/14		3,145,000	3,183,127
6.00% 8/14/13	AUD	15,106,000	12,719,750
6.125% 1/23/17	AUD	1,612,000	1,322,194
6.25% 4/15/14	GBP	3,360,000	6,303,659
7.00% 1/18/12	NZD	13,496,000	9,419,150
11.25% 2/14/13	BRL	15,805,000	8,713,925
#European Investment Bank 144A 4.00% 5/15/14	NOK	22,550,000	3,701,417
Inter-American Development Bank
5.75% 6/15/11	AUD	10,224,000	8,714,454
7.25% 5/24/12	NZD	7,047,000	4,983,062
9.00% 8/6/10	BRL	1,812,000	966,361
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	14,413,000	9,453,186
5.75% 6/25/10	RUB	88,170,000	2,738,986
7.50% 7/30/14	NZD	1,011,000	724,872
12.25% 8/4/10	BRL	4,984,000	2,774,120
International Finance
5.75% 6/24/14	AUD	13,582,000	11,011,415
11.25% 717/12	TRY	19,948,000	13,743,115
Total Supranational Banks (cost $98,400,570)			100,472,793

U.S. Treasury Obligations – 1.71%
U.S. Treasury Bonds 3.50% 2/15/39	USD	14,570,000	12,596,246
U.S. Treasury Notes
1.00% 7/31/11		5,365,000	5,353,267
*1.50% 7/15/12		12,800,000	12,768,038
2.625% 7/31/14		1,255,000	1,260,789
*¥3.125% 5/15/19		49,490,000	47,974,270
Total U.S. Treasury Obligations (cost $79,281,168)			79,952,610

		Number of
		Shares
Common Stock – 0.08%
Blackstone Group		93,000	1,047,180
Cablevision Systems Class A		18,250	373,578
†@Cardtronics		149,300	628,553
†Century Communications		7,875,000	0
†Delta Air Lines		36	249
*†DirecTV Group		34,450	892,255
†Flextronics International		103,800	552,216
†Graphic Packaging Holding		111,837	238,213
Masco		30	418
*†Mirant		732	13,220
=†PPort Townsend		1,970	20
Time Warner Cable Class A		7	231
*†UAL		10	41
†USgen		255,000	0
Total Common Stock (cost $4,556,089)			3,746,174

Convertible Preferred Stock – 0.22%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		177,650	9,015,738
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		9,000	1,100,520
Total Convertible Preferred Stock (cost $8,478,795)			10,116,258

Preferred Stock – 0.20%
•PNC Financial Services Group 8.25%		10,495,000	9,491,426
=Port Townsend		394	0
Total Preferred Stock (cost $9,274,500)			9,491,426

Warrant – 0.00%
=†Port Townsend		394	4
Total Warrant (cost $9,456)			4

		Principal
		Amount°
≠Discount Note – 6.80%
Federal Home Loan Bank 0.09% 8/3/09		318,829,480	318,827,885
Total Discount Note (cost $318,827,887)			318,827,885

Total Value of Securities Before Securities Lending Collateral – 101.25%
(cost $4,551,421,852)			4,748,783,861

	Number of
	Shares
Securities Lending Collateral** – 5.31%
Investment Companies
Mellon GSL DBT II Collateral Fund	114,709,476	114,709,476
BNY Mellon SL DBT II Liquidating Fund	137,027,046	134,409,830
†Mellon GSL Reinvestment Trust II	7,595,692	760
Total Securities Lending Collateral (cost $259,332,214)		249,120,066

Total Value of Securities – 106.56%
(cost $4,810,754,066)		4,997,903,927 ©
Obligation to Return Securities Lending Collateral** – (5.53%)		(259,332,214)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.03%)		(48,324,512)
Net Assets Applicable to 526,672,054 Shares Outstanding – 100.00%		$4,690,247,201

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Columbian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KRW - South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $664,544,030 which represented 14.17% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $68,178,604 which represented 1.45% of the Fund’s net assets. See Note 5 in “Notes."
†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2009, the aggregate amount of fair valued securities was $418,674, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2009, the aggregate amount of the restricted securities was $2,789,498 or 0.06% of the Fund's net assets. See Note 5 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠The rate shown is the effective yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
**See Note 4 in “Notes.”
©Includes $251,784,980 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
RSB - Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	29,405,141	USD	(24,119,567)	8/31/09	$410,596
BRL	7,411,932	USD	(3,903,071)	8/31/09	43,865
BRL	36,172,358	USD	(17,889,396)	8/31/09	1,372,788
CAD	14,743,245	USD	(13,627,683)	8/31/09	58,814
CAD	35,233,345	USD	(32,523,188)	8/31/09	184,745
COP	53,291,548,000	USD	(26,887,764)	8/31/09	(826,416)
EUR	(23,353,182)	USD	33,232,278	8/31/09	(54,989)
GBP	3,088,088	USD	(5,094,943)	9/1/09	63,097
GBP	12,133,289	USD	(19,982,314)	9/1/09	283,948
IDR	112,187,480,000	USD	(11,255,892)	8/31/09	(25,371)
KRW	27,770,433,600	USD	(22,406,353)	8/31/09	300,399
NOK	96,744,161	USD	(15,592,580)	8/31/09	171,763
NOK	185,979,145	USD	(29,951,226)	8/31/09	353,847
NZD	4,882,354	USD	(3,197,454)	8/31/09	29,077
NZD	(16,580,516)	USD	10,827,077	8/31/09	(130,249)
PLN	54,579,267	USD	(18,588,115)	8/31/09	133,337
PLN	41,360,965	USD	(14,022,568)	8/31/09	164,822
SEK	60,582,390	USD	(8,166,063)	8/31/09	229,687
SEK	197,346,162	USD	(26,565,549)	8/31/09	783,473
TRY	36,103,765	USD	(24,190,127)	8/31/09	184,052
					$3,731,285

Financial Futures Contracts[1]
				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
69 U.S. Treasury 10 yr Notes	$8,028,992	$8,092,406	9/21/09	$63,414

Swap Contracts[1]
Credit Default Swap Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
Barclays
Macy’s 10 yr CDS	$4,900,000	5.00%	6/20/19	$(586,009)
JPMorgan Chase
Donnelly (R.R.) 5 yr CDS	17,900,000	5.00%	6/20/14	(2,408,434)
	$22,800,000			$(2,994,443)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where as such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,819,879,594
Aggregate unrealized appreciation	271,515,995
Aggregate unrealized depreciation	(93,491,662)
Net unrealized appreciation	$178,024,333

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $72,207,310 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$979,602,618	$13,975,065	$993,577,683
Corporate Debt	-	2,957,643,277	3,211,061	2,960,854,338
Foreign Debt	-	314,800,990	34,577,224	349,378,214
Municipal Bonds	-	32,955,527	-	32,955,527
U.S.Treasury Obligations	79,952,610	-	-	79,952,610
Short-Term	-	318,827,885	-	318,827,885
Securities Lending Collateral	114,709,476	134,409,830	760	249,120,066
Other	3,746,154	9,491,426	24	13,237,604
Total	$198,408,240	$4,747,731,553	$51,764,134	$4,997,903,927

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-			Securities
		Backed	Corporate	Foreign	Lending
	Total	Securities	Debt	Debt	Collateral	Other
Balance as of 10/31/08	$41,607,400	$11,349,496	$2,499,018	$27,252,740	$410,167	$95,979
Net purchases, sales, and settlements	8,778,784	3,570,557	421,535	4,786,692	-	-
Net realized loss	(5,710,096)	(3,929)	(1,672,698)	(4,033,469)	-	-
Net transfers in and/or out of Level 3	(4,410,027)	(2,252,433)	-	(2,157,594)	-	-
Net change in unrealized
appreciation/depreciation	11,498,073	1,311,374	1,963,206	8,728,855	(409,407)	(95,955)
Balance as of 7/31/09	51,764,134	$13,975,065	$3,211,061	$34,577,224	$760	$24

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$5,156,351	$1,210,722	$777,581	$3,673,410	$(409,407)	$(95,955)

3. Derivatives
The Fund applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – The Fund may use futures in the normal course of pursuing their investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options – During the period ended July 31, 2009, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Fund may write calls or puts on securities, financial indices, and foreign currencies. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty credit risk.

Transactions in options written during the period ended July 31, 2009 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2008	435,217	$373,221
Options written	9,794,074	211,189
Options expired	(7,659,517)	(444,047)
Options terminated in closing purchase
transactions	(2,569,774)	(140,363)
Options outstanding at July 31, 2009	-	$-

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the period ended July 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated their position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of July 31, 2009 was as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
	Receivables and other		Receivables and other
Foreign exchange contracts (Currency)	assets net of Liabilities	$4,768,310	assets net of Liabilities	$(1,037,025)

	Receivables and other		Receivables and other
Interest rate contracts (Futures)	assets net of Liabilities	63,414	assets net of Liabilities	-

	Liabilities net of
	receivables and other		Liabilities net of receivables
Credit contracts (Swaps)	assets	-	and other assets	(2,994,443)
Total		$4,831,724		$(4,031,468)

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2009

Delaware Corporate Bond Fund

			Change in Unrealized
	Location of Gain or Loss	Realized Gain or Loss	Appreciation or Depreciation
	on Derivatives	on Derivatives	on Derivatives Recognized in
	Recognized in Income	Recognized in Income	Income
	Net realized and unrealized
	gain (loss) on investments
	and foreign currencies from
Foreign exchange contracts (Currency)	foreign currencies	$44,704,002	$4,396,962

	Net realized and unrealized
	gain (loss) on investments
	and foreign currencies from
Interest rate contracts (Futures)	futures contracts	36,685,313	4,754,171

	Net realized and unrealized
	gain (loss) on investments
	and foreign currencies from
	written options on futures
Written options (Futures )	contracts	1,038,690	251,137

	Net realized and unrealized
	gain (loss) on investments
	and foreign currencies from
Credit contracts (Swaps)	swap contracts	9,929,167	(4,341,645)
Total		$92,357,172	$5,060,625

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of securities on loan was $251,784,980, for which the Fund received collateral, comprised of non-cash collateral valued at $217,610, and cash collateral of $259,332,214. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

July 31, 2009

	Number of
	Shares	Value
Common Stock – 99.87%²
Basic Industry/Capital Goods – 5.34%
*Praxair	216,600	$16,933,788
Syngenta ADR	304,000	13,959,680
		30,893,468
Business Services – 18.66%
*Expeditors International Washington	540,000	18,322,200
†Google Class A	60,000	26,583,000
*MasterCard Class A	100,000	19,403,000
*United Parcel Service Class B	317,500	17,059,275
*Visa Class A	405,000	26,511,300
		107,878,775
Consumer Non-Durables – 9.76%
*NIKE Class B	330,300	18,708,192
Procter & Gamble	330,000	18,318,300
*Staples	925,000	19,443,500
		56,469,992
Consumer Services – 1.69%
*Weight Watchers International	350,000	9,758,000
		9,758,000
Energy – 3.52%
*EOG Resources	275,000	20,358,250
		20,358,250
Financials – 9.71%
Bank of New York Mellon	650,000	17,771,000
CME Group	63,400	17,677,822
†IntercontinentalExchange	220,000	20,693,200
		56,142,022
Health Care – 21.63%
*Allergan	500,000	26,715,000
*†Gilead Sciences	420,000	20,550,600
*†Intuitive Surgical	25,900	5,887,588
†Medco Health Solutions	410,000	21,672,600
Novo Nordisk ADR	309,500	18,071,705
UnitedHealth Group	460,000	12,907,600
*Walgreen	620,000	19,251,000
		125,056,093
Technology – 29.56%
*†Adobe Systems	508,000	16,469,360
†Apple	180,000	29,410,200
†Crown Castle International	789,600	22,693,104
*†Intuit	790,000	23,463,000
QUALCOMM	640,000	29,574,400
*†Symantec	975,500	14,564,215
†Teradata	730,000	17,936,100
*†VeriSign	823,900	16,840,516
		170,950,895
Total Common Stock (cost $589,422,147)		577,507,495

	Principal
	Amount
≠Discount Note – 0.26%
Federal Home Loan Bank 0.09% 8/3/09	$1,494,012	1,494,004
Total Discount Note (cost $1,494,004)		1,494,004

Total Value of Securities Before Securities Lending Collateral – 100.13%
(cost $590,916,151)		579,001,499

	Number of
	Shares
Securities Lending Collateral** – 8.46%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,422,543	29,422,543
BNY Mellon SL DBT II Liquidating Fund	19,909,022	19,528,760
†Mellon GSL Reinvestment Trust II	1,028,851	103
Total Securities Lending Collateral (cost $50,360,416)		48,951,406

Total Value of Securities – 108.59%
(cost $641,276,567)		627,952,905	©
Obligation to Return Securities Lending Collateral** – (8.71%)		(50,360,416)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		678,945
Net Assets Applicable to 53,060,025 Shares Outstanding – 100.00%		$578,271,434

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $49,539,343 of securities loaned.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds – Delaware U.S. Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income tax has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$650,856,186
Aggregate unrealized appreciation	35,568,771
Aggregate unrealized depreciation	(58,472,052)
Net unrealized depreciation	$(22,903,281)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $51,904,413 may be carried forward and applied against future capital gains. Such loss carryforwards will expire as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, $19,213,751 expires in 2014, and $10,733,056 expires in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$577,507,495	$-	$ -	$577,507,495
Short-Term	-	1,494,004	-	1,494,004
Securities Lending Collateral	29,422,543	19,528,760	103	48,951,406
Total	$606,930,038	$21,022,764	$103	$627,952,905

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$55,558
Net change in unrealized
appreciation/depreciation	(55,455)
Balance as of 7/31/09	$103

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(55,455)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of securities on loan was $49,539,343, for which the Fund received collateral, comprised of non-cash collateral valued at $397,089, and cash collateral of $50,360,416. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: